Shareholders' Equity - Summary of Stock Issued and Outstanding (Details) - USD ($) $ in Thousands		Mar. 31, 2026	Mar. 26, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Issued (in shares)		298,511,364
Outstanding (in shares)		298,511,364	297,993,837
Amount, issued		$ 478,174
Amount, outstanding		478,174
Issued, convertible preferred shares (in shares)	[1]			199,930,069
Outstanding, convertible preferred shares (in shares)	[1]			199,930,069
Total Old Xanadu Preferred and Common Shares, issued (in shares)				255,894,945
Total Old Xanadu Preferred and Common Shares, outstanding (in shares)				255,894,945
Amount, convertible preferred shares, issued	[1]	$ 0		$ 213,002
Total Old Xanadu Preferred and Common Shares, issued, amount				220,587
Total Old Xanadu Preferred and Common Shares, outstanding, amount				$ 220,587
Xanadu Class A Multiple Voting Shares
Class of Stock [Line Items]
Issued (in shares)		255,226,928
Outstanding (in shares)		255,226,928	254,709,401
Amount, issued		$ 221,495
Amount, outstanding		$ 221,495
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares")
Class of Stock [Line Items]
Issued (in shares)		43,284,436
Outstanding (in shares)		43,284,436	43,284,436
Amount, issued		$ 256,679
Amount, outstanding		256,679
Old Xanadu Convertible Preferred Shares
Class of Stock [Line Items]
Issued, convertible preferred shares (in shares)				199,930,069
Outstanding, convertible preferred shares (in shares)				199,930,069
Amount, convertible preferred shares, outstanding				$ 213,002
Amount, convertible preferred shares, issued				$ 213,002
Old Xanadu Common Shares
Class of Stock [Line Items]
Issued (in shares)	[1]			55,964,876
Outstanding (in shares)	[1]			55,964,876
Amount, issued	[1]	$ 0		$ 7,585
Amount, outstanding				$ 7,585

[1]	Old Xanadu convertible preferred shares and common shares have been retroactively recast after giving effect to the Reverse Recapitalization. Refer to Note 3 for additional information.